Inventories	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Inventories

4. INVENTORIES

Inventories consisted of the following:

	As of December 31,
	2017	2018
	RMB	RMB
Raw materials	169,665	191,242
Work in process	30,195	33,714
Finished goods	49,875	259,666
Total	249,735	484,622

During the years ended December 31, 2016, 2017 and 2018, the Group recorded write-down of RMB1,037, RMB2,449 and nil for the obsolete inventories, respectively.